Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total operating revenue		¥ 101,644	¥ 92,561	¥ 154,322
(Loss)/profit before income tax		(13,910)	(15,195)	4,055
(Loss)/Profit for the year		(11,016)	(11,827)	3,084
Income tax		(2,894)	(3,368)	971
Interest income		675	322	74
Interest expense		6,202	6,716	5,845
Depreciation and amortization		24,241	24,590	24,620
Share of associates' results		9	(776)	(178)
Share of joint ventures' results		271	309	365
Remeasurement of the originally held equity interests in a joint venture		0	0	13
Total assets		323,211	326,383
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue		101,644	92,561	154,322
(Loss)/profit before income tax		(13,903)	(15,186)	4,070
(Loss)/Profit for the year		(11,011)	(11,820)	3,095
Income tax		(2,892)	(3,366)	975
Interest income		675	322	74
Interest expense		6,202	6,716	5,845
Depreciation and amortization		24,234	24,581	24,610
Impairment loss		2,614	4,017	38
Credit loss		(1)	164	13
Share of associates' results		9	(776)	(178)
Share of joint ventures' results		271	309	365
Change in fair value of financial assets / liabilities		(309)	53	265
Remeasurement of the originally held equity interests in a joint venture				13
Non-current assets additions during the year	[1]	22,003	24,537	45,590
Total assets		322,948	326,115
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		100,969	92,052	152,795
(Loss)/profit before income tax		(13,769)	(14,727)	3,020
(Loss)/Profit for the year		(10,998)	(11,388)	2,224
Income tax		(2,771)	(3,339)	796
Interest income		763	328	64
Interest expense		6,291	6,739	5,833
Depreciation and amortization		23,854	24,438	24,256
Impairment loss		2,596	4,015	38
Credit loss		1	153	11
Share of associates' results		0	0	0
Share of joint ventures' results		0	0	0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture				0
Non-current assets additions during the year	[1]	21,457	24,039	44,851
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		4,675	4,175	5,532
(Loss)/profit before income tax		(111)	(112)	558
(Loss)/Profit for the year		(67)	(61)	446
Income tax		(44)	(51)	112
Interest income		15	26	41
Interest expense		26	11	43
Depreciation and amortization		380	143	354
Impairment loss		18	2	0
Credit loss		(2)	11	2
Share of associates' results		0	0	0
Share of joint ventures' results		0	0	0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture				0
Non-current assets additions during the year	[1]	905	547	739
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		3,010	3,100	3,342
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		2,763	2,856	2,996
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		1,418	1,727	2,747
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		98,634	89,461	150,980
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		98,206	89,196	149,799
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		3,257	2,448	2,785
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total assets		322,948	326,115
Total liabilities		238,703	241,252
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total assets		312,020	317,741
Total liabilities		236,428	239,968
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total assets		5,909	6,019
Total liabilities		2,640	2,237
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		(4,000)	(3,666)	(4,005)
(Loss)/profit before income tax		2	1	2
(Loss)/Profit for the year		2	1	2
Income tax		0	0	0
Interest income		(103)	(32)	(31)
Interest expense		(115)	(34)	(31)
Depreciation and amortization		0	0	0
Impairment loss		0	0	0
Credit loss		0	0	0
Share of associates' results		0	0	0
Share of joint ventures' results		0	0	0
Change in fair value of financial assets / liabilities		0	0	0
Remeasurement of the originally held equity interests in a joint venture				0
Non-current assets additions during the year	[1]	(359)	(49)	0
Total assets		(1,616)	(4,209)
Total liabilities		(1,607)	(4,154)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue		(1,171)	(1,483)	(2,401)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue		(2,829)	(2,183)	(1,604)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[2]	0	0	0
(Loss)/profit before income tax	[2]	(25)	(348)	490
(Loss)/Profit for the year	[2]	52	(372)	423
Income tax	[2]	(77)	24	67
Interest income	[2]	0	0	0
Interest expense	[2]	0	0	0
Depreciation and amortization	[2]	0	0	0
Impairment loss	[2]	0	0	0
Credit loss	[2]	0	0	0
Share of associates' results	[2]	9	(776)	(178)
Share of joint ventures' results	[2]	271	309	365
Change in fair value of financial assets / liabilities	[2]	(309)	53	265
Remeasurement of the originally held equity interests in a joint venture	[2]			13
Non-current assets additions during the year	[1],[2]	0	0	0
Total assets	[2]	6,635	6,564
Total liabilities	[2]	1,242	3,201
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	[2]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	[2]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue		101,644	92,561	154,322
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		100,419	91,722	152,591
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		1,225	839	1,731
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[2]	0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total operating revenue		0	0	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue		550	330	204
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue		3,450	3,336	3,801
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue		(4,000)	(3,666)	(4,005)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	[2]	¥ 0	¥ 0	¥ 0

[1]	The additions of non-current assets do not include interests in associates and joint ventures, other equity instrument investments, other non-current financial assets, derivative financial assets and deferred tax assets.
[2]	Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.